Related parties - Other related party balances (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Disclosure of transactions between related parties [line items]
Lease liabilities paid		$ 227.0
Other related parties
Disclosure of transactions between related parties [line items]
Lease liabilities paid		53.0	$ 128.0
Trade and other receivables | Other related parties
Disclosure of transactions between related parties [line items]
Loans, lease and other liabilities			1.4
Trade and other payables | Other related parties
Disclosure of transactions between related parties [line items]
Loans, lease and other liabilities		$ 0.1	0.3
Loans lease and other liabilities | Other related parties
Disclosure of transactions between related parties [line items]
Loans, lease and other liabilities	[1]		$ 261.2

[1]	As at December 31, 2025, the Company’s financial statements include lease liabilities in the amount of US$ 227 million in respect of vessel charter arrangements with entities that were classified as related parties at the time of engagement. During the years ended December 31, 2025 and 2024, the Group paid (principal and interest) amounts of US$ 53 million and US$ 128 million, respectively, in connection with these lease liabilities.